Other liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of accrued liabilities
Balance at beginning of the year	$ 2,768,901	$ 1,876,785
Increase for the year	1,684,800	2,397,211
Payments	(304,797)	(1,505,095)
Balance at end of the year	4,148,904	2,768,901
Aircraft and engine lease return obligation
Analysis of accrued liabilities
Balance at beginning of the year	2,504,484	1,852,688
Increase for the year	1,422,133	2,126,401
Payments	(38,828)	(1,474,605)
Balance at end of the year	3,887,789	2,504,484
Guarantee deposit
Analysis of accrued liabilities
Balance at beginning of the year	250,000
Increase for the year		250,000
Payments	(250,000)
Balance at end of the year		250,000
Employee profit sharing
Analysis of accrued liabilities
Balance at beginning of the year	14,417	24,097
Increase for the year	262,667	20,810
Payments	(15,969)	(30,490)
Balance at end of the year	$ 261,115	$ 14,417